INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2019
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

9.    INTANGIBLE ASSETS, NET

The following table presented the Company’s intangible assets as of the respective balance sheet dates:

		Radio									Internal
	Purchased	spectrum	Operating	Contract	Customer		Supplier	Trade	Platform	Non-compete	use
	software	license	Permits	backlog	relationships	Licenses	relationships	names	software	agreements	software	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Intangible assets, net January 1, 2018	50,629	77,141	—	11,750	137,882	4,268	20,144	96,404	683	154	2,060	401,115
Additions	18,744	—	—	—	—	—	—	—	—	—	6,093	24,837
Disposals	(6,772)	—	—	—	—	—	—	—	—	—	—	(6,772)
Foreign currency translation difference	364	3,884	—	—	—	—	—	—	—	—	—	4,248
Amortization expense	(15,711)	(8,117)	—	(6,588)	(24,921)	(385)	(3,074)	(5,813)	(683)	(110)	(2,713)	(68,115)
Intangible assets, net December 31, 2018	47,254	72,908	—	5,162	112,961	3,883	17,070	90,591	—	44	5,440	355,313
Additions	11,128	—	100,380	—	—	—	—	—	—	—	13,189	124,697
Foreign currency translation difference	413	1,200	—	—	—	—	—	—	—	—	—	1,613
Amortization expense	(16,068)	(8,985)	(3,136)	(5,162)	(24,921)	(385)	(3,074)	(5,813)	—	(44)	(3,440)	(71,028)
Intangible assets, net December 31, 2019	42,727	65,123	97,244	—	88,040	3,498	13,996	84,778	—	—	15,189	410,595
Intangible assets, net December 31, 2019 (US$)	6,137	9,354	13,968	—	12,646	503	2,010	12,178	—	—	2,182	58,978

Contract backlog relate to the order placed by the customers that have yet to be delivered at the acquisition date. Customer relationships relate to the relationships that arose as a result of existing customer agreements acquired and is derived from the estimated net cash flows that are expected to be derived from the expected renewal of these existing customer agreements after subtracting the estimated net cash flows from other contributory assets. Licenses mainly represented the telecommunication service license in relation to virtual private network services. Supplier relationships relate to the relationships that arose as a result of existing bandwidth supply agreements with certain network operators, which were valued using a replacement cost method given the relative ease of replacement. Trade names mainly relate to the trade names of Dermot Entities. Operating permits relate to the government authorized high-capacity utilities in the assets acquisition of BJ Shuhai (Note 4).

The intangible assets are amortized using the straight-line method, which is the Company’s best estimate of how these assets will be economically consumed over their respective estimated useful lives ranging from 1 to 32 years.

Amortization expenses were approximately RMB143,602,  RMB68,115 and RMB71,028  (US$10,203) for the years ended December 31, 2017, 2018 and 2019, respectively.

The annual estimated amortization expenses for the intangible assets for each of the next five years are as follows:

	RMB	US$
2020	59,115	8,491
2021	55,400	7,958
2022	50,005	7,183
2023	34,274	4,923
2024	13,820	1,985
	212,614	30,540